UNITED STATES
			    SECURITIES AND EXCHANGE COMMISSION
				  Washington, D.C. 20549

					 Form 13F

				   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):[ ]is a restatement.
				 [ ]adds new holding entries.


Institutional Investment Manager Filing this Report:

Name: Gareth Morgan Investments Limited Partnership
Address: Level 10, 109 Featherston Street, Wellington 6011, New Zealand

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Stephan Clark
Title: Senior Business Analyst
Phone: + 64 9 4427645

Signature, Place, and Date of Signing:

/s/ Stephan Clark	Auckland, New Zealand	December 5, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

				FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:21

Form 13F Information Table Value Total:$233,768(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


				FORM 13F INFORMATION TABLE
                                                       VALUE   SHARES/ SH/ PUT/ INVSTMT OTHER      VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS  CUSIP     (x$1000)PRN AMT PRN CALL DSCRETN MANAGERS SOLE     SHARED  NONE
---------------------------  --------------- --------  ------- ------- --- ---- ------- -------- -------- ----- -----
ISHARES TR                   S&P SMLCAP 600  464287804   19418   331713 SH        SOLE               331713
VANGUARD INTL EQUITY F       MSCI EMR MKT ETF922042858   39016  1088916 SH        SOLE              1088916
JOHNSON & JOHNSON            COM             478160104    2719    42689 SH        SOLE                42689
VODAFONE GROUP PLC NEW       SPONS ADR NEW   92857W209    3218   125400 SH        SOLE               125400
APPLE INC                    COM             037833100   15898    41691 SH        SOLE                41691
ACCENTURE PLC IRELAND        SHS CLASS A     G1151C101    6972   132353 SH        SOLE               132353
BLACKROCK INC                COM             09247X101    9574    64683 SH        SOLE                64683
GOOGLE INC                   CL A            38259P508   13736    26669 SH        SOLE                26669
JPMORGAN CHASE & CO          COM             46625H100    8832   293234 SH        SOLE               293234
COCA COLA CO                 COM             191216100    6094    90200 SH        SOLE                90200
MCDONALDS CORP               COM             580135101    9013   102633 SH        SOLE               102633
NOVARTIS A G                 SPONSORED ADR   66987V109    8317   149129 SH        SOLE               149129
PEPSICO INC                  COM             713448108    5966    96377 SH        SOLE                96377
PROCTER & GAMBLE CO          COM             742718109    8326   131777 SH        SOLE               131777
QUALCOMM INC                 COM             747525103    7045   144879 SH        SOLE               144879
ROYAL DUTCH SHELL PLC        SPONS ADR A     780259206   10644   173016 SH        SOLE               173016
SAP AG                       SPON ADR        803054204    5672   112059 SH        SOLE               112059
VISA INC                     COM CL A        92826C839    7753    90451 SH        SOLE                90451
VALE S A                     ADR             91912E105    6960   305255 SH        SOLE               305255
SELECT SECTOR SPDR TR        SBI INT-ENERGY  81369Y506   30476   520869 SH        SOLE               520869
YUM BRANDS INC               COM             988498101    8119   164384 SH        SOLE               164384

